Portfolio of Investments
Wanger USA, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Consumer Discretionary 14.6%
Auto Components 0.9%
Dorman Products, Inc.(a)	59,500	5,377,610
Diversified Consumer Services 1.2%
Grand Canyon Education, Inc.(a)	87,193	6,970,208
Hotels, Restaurants & Leisure 5.6%
Choice Hotels International, Inc.	55,979	4,811,955
Churchill Downs, Inc.	48,162	7,889,899
Planet Fitness, Inc., Class A(a)	78,100	4,812,522
Shake Shack, Inc., Class A(a),(b)	69,000	4,449,120
Wendy’s Co. (The)	214,000	4,771,130
Wingstop, Inc.	45,000	6,149,250
Total		32,883,876
Household Durables 2.9%
Helen of Troy Ltd.(a)	44,470	8,605,834
Skyline Champion Corp.(a)	318,358	8,522,444
Total		17,128,278
Leisure Products 1.2%
Brunswick Corp.	123,673	7,285,576
Specialty Retail 2.8%
Boot Barn Holdings, Inc.(a)	203,532	5,727,391
Five Below, Inc.(a)	53,558	6,801,866
Vroom, Inc.(a)	72,663	3,762,490
Total		16,291,747
Total Consumer Discretionary		85,937,295
Consumer Staples 4.3%
Beverages 0.6%
Primo Water Corp.	238,078	3,380,708
Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	180,158	7,485,565
Household Products 1.5%
WD-40 Co.	45,989	8,706,177
Personal Products 0.9%
Inter Parfums, Inc.	146,096	5,456,686
Total Consumer Staples		25,029,136
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.1%
Banks 0.9%
Lakeland Financial Corp.	128,331	5,287,237
Capital Markets 1.8%
CF Finance Acquisition Corp., Class A(a)	169,637	1,764,225
Hamilton Lane, Inc., Class A	63,873	4,125,557
Houlihan Lokey, Inc.	76,758	4,532,560
Total		10,422,342
Consumer Finance 0.9%
FirstCash, Inc.	87,430	5,001,871
Thrifts & Mortgage Finance 1.5%
Merchants Bancorp	461,806	9,102,196
Total Financials		29,813,646
Health Care 34.5%
Biotechnology 15.3%
ACADIA Pharmaceuticals, Inc.(a)	79,801	3,291,791
Acceleron Pharma, Inc.(a)	90,087	10,137,490
Anika Therapeutics, Inc.(a)	194,082	6,868,562
CRISPR Therapeutics AG(a)	51,944	4,344,596
Enanta Pharmaceuticals, Inc.(a)	105,499	4,829,744
Fate Therapeutics, Inc.(a)	205,262	8,204,322
Immunogen, Inc.(a)	968,000	3,484,800
Insmed, Inc.(a)	364,474	11,714,194
Intercept Pharmaceuticals, Inc.(a)	134,749	5,586,694
Kiniksa Pharmaceuticals Ltd., Class A(a)	514,012	7,874,664
Mirati Therapeutics, Inc.(a)	63,356	10,520,264
Natera, Inc.(a)	185,325	13,387,878
Total		90,244,999
Health Care Equipment & Supplies 5.4%
Atrion Corp.	9,619	6,021,494
Globus Medical, Inc., Class A(a)	196,867	9,748,854
Haemonetics Corp.(a)	54,023	4,713,507
SI-BONE, Inc.(a)	463,286	10,989,144
Total		31,472,999
Wanger USA | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Wanger USA, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 8.3%
Amedisys, Inc.(a)	43,712	10,334,828
Chemed Corp.	22,888	10,994,251
Corvel Corp.(a)	88,730	7,580,204
LHC Group, Inc.(a)	44,400	9,437,664
National Research Corp., Class A	207,160	10,194,343
Total		48,541,290
Health Care Technology 0.6%
American Well Corp., Class A(a)	120,050	3,558,282
Life Sciences Tools & Services 2.2%
NanoString Technologies, Inc.(a)	125,759	5,621,427
Repligen Corp.(a)	51,333	7,573,671
Total		13,195,098
Pharmaceuticals 2.7%
MyoKardia, Inc.(a)	65,000	8,861,450
Reata Pharmaceuticals, Inc., Class A(a)	38,800	3,779,896
Theravance Biopharma, Inc.(a)	229,782	3,397,327
Total		16,038,673
Total Health Care		203,051,341
Industrials 15.5%
Aerospace & Defense 2.2%
BWX Technologies, Inc.	131,500	7,404,765
Curtiss-Wright Corp.	59,144	5,515,770
Total		12,920,535
Commercial Services & Supplies 0.8%
Unifirst Corp.	25,538	4,836,131
Construction & Engineering 1.7%
Comfort Systems U.S.A., Inc.	199,736	10,288,401
Electrical Equipment 1.0%
Atkore International Group, Inc.(a)	261,028	5,933,166
Machinery 4.5%
ITT, Inc.	123,642	7,301,060
SPX Corp.(a)	242,797	11,260,925
Watts Water Technologies, Inc., Class A	78,140	7,825,721
Total		26,387,706
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.8%
Exponent, Inc.	157,742	11,362,156
ICF International, Inc.	86,210	5,304,502
Total		16,666,658
Road & Rail 1.4%
Saia, Inc.(a)	64,143	8,090,998
Trading Companies & Distributors 1.1%
SiteOne Landscape Supply, Inc.(a)	51,386	6,266,523
Total Industrials		91,390,118
Information Technology 17.6%
Electronic Equipment, Instruments & Components 2.5%
Badger Meter, Inc.	94,338	6,166,875
ePlus, Inc.(a)	119,512	8,748,278
Total		14,915,153
IT Services 2.5%
Endava PLC, ADR(a)	75,599	4,774,077
JFrog Ltd.(a)	33,315	2,820,115
LiveRamp Holdings, Inc.(a)	142,613	7,383,075
Total		14,977,267
Semiconductors & Semiconductor Equipment 1.9%
Advanced Energy Industries, Inc.(a)	104,122	6,553,439
Inphi Corp.(a)	39,069	4,385,495
Total		10,938,934
Software 10.7%
Blackline, Inc.(a)	66,039	5,919,075
CyberArk Software Ltd.(a)	51,366	5,312,272
Elastic NV(a)	41,064	4,430,395
j2 Global, Inc.(a)	69,150	4,786,563
Manhattan Associates, Inc.(a)	122,824	11,728,464
Mimecast Ltd.(a)	244,564	11,474,943
Qualys, Inc.(a)	90,915	8,910,579
Sprout Social, Inc., Class A(a)	261,302	10,060,127
Total		62,622,418
Total Information Technology		103,453,772

2	Wanger USA | Quarterly Report 2020

Portfolio of Investments   (continued)
Wanger USA, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.3%
Chemicals 1.3%
Avient Corp.	281,572	7,450,395
Total Materials		7,450,395
Real Estate 3.7%
Equity Real Estate Investment Trusts (REITS) 0.9%
UMH Properties, Inc.	390,208	5,283,416
Real Estate Management & Development 2.8%
Colliers International Group, Inc.	78,000	5,201,820
FirstService Corp.	42,540	5,610,601
Redfin Corp.(a)	114,706	5,727,270
Total		16,539,691
Total Real Estate		21,823,107
Total Common Stocks (Cost $450,092,919)		567,948,810

Securities Lending Collateral 0.2%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.025%(c),(d)	1,073,250	1,073,250
Total Securities Lending Collateral (Cost $1,073,250)		1,073,250

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(e)	20,741,034	20,738,960
Total Money Market Funds (Cost $20,737,868)		20,738,960
Total Investments in Securities (Cost: $471,904,037)		589,761,020
Obligation to Return Collateral for Securities Loaned		(1,073,250)
Other Assets & Liabilities, Net		(771,188)
Net Assets		587,916,582

At September 30, 2020, securities and/or cash totaling $1,293,400 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	193	12/2020	USD	14,517,460	144,564	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $1,044,576.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	30,585,835	279,711,764	(289,559,731)	1,092	20,738,960	(8,045)	153,703	20,741,034
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Wanger USA | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Wanger USA, September 30, 2020 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Wanger USA | Quarterly Report 2020